Note 15 - Financial Assets and Liabilities - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Financial assets		$ 77,869		$ 40,795
Financial liabilities		32,632		35,789
Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities				4,032
Current financial liabilities		2,490		2,073
Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities		212		87
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		17,957		21,401
Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		9,701		8,195
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities		500		600
Financial liabilities at fair value through profit or loss, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities
Financial liabilities at fair value through profit or loss, category [member] | Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Financial liabilities at fair value through profit or loss, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities
Financial liabilities at fair value through profit or loss, category [member] | Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		500		600
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities		32,132		35,789
Financial liabilities at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities		2,271		4,032
Current financial liabilities		2,490		2,073
Financial liabilities at amortised cost, category [member] | Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities		212		87
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		17,957		21,401
Financial liabilities at amortised cost, category [member] | Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		9,201		7,595
Other financial assets [member]
Statement Line Items [Line Items]
Non-current financial assets		2,025	[1]	1,857	[2]
Current financial assets	[3]	1,254
Other financial assets [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Non-current financial assets			[1]		[2]
Current financial assets	[3]
Other financial assets [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Non-current financial assets			[1]		[2]
Current financial assets	[3]
Investment in associate (preferred shares in StarMaker) [member]
Statement Line Items [Line Items]
Non-current financial assets		30,000
Investment in associate (preferred shares in StarMaker) [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Non-current financial assets
Investment in associate (preferred shares in StarMaker) [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Non-current financial assets
Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		37,468		31,072
Trade receivables [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Current financial assets
Trade receivables [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Current financial assets
Other receivables [member]
Statement Line Items [Line Items]
Current financial assets		7,123		7,865
Other receivables [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Current financial assets
Other receivables [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Current financial assets
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets		1,165
Financial liabilities
Financial assets at fair value through profit or loss, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities
Financial assets at fair value through profit or loss, category [member] | Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Financial assets at fair value through profit or loss, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities
Financial assets at fair value through profit or loss, category [member] | Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities
Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Statement Line Items [Line Items]
Non-current financial assets			[1]		[2]
Current financial assets	[3]	1,165
Financial assets at fair value through profit or loss, category [member] | Investment in associate (preferred shares in StarMaker) [member]
Statement Line Items [Line Items]
Non-current financial assets		30,000
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Statement Line Items [Line Items]
Current financial assets
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial assets		46,704		40,795
Financial liabilities
Financial assets at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities
Financial assets at amortised cost, category [member] | Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Financial assets at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities
Financial assets at amortised cost, category [member] | Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities
Financial assets at amortised cost, category [member] | Other financial assets [member]
Statement Line Items [Line Items]
Non-current financial assets		2,025	[1]	1,857	[2]
Current financial assets	[3]	89
Financial assets at amortised cost, category [member] | Investment in associate (preferred shares in StarMaker) [member]
Statement Line Items [Line Items]
Non-current financial assets
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		37,468		31,072
Financial assets at amortised cost, category [member] | Other receivables [member]
Statement Line Items [Line Items]
Current financial assets		$ 7,123		$ 7,865

[1]	Includes long-term deposits for office rent
[2]	Includes long-term deposits for office rent.
[3]	The Group holds certain publicly traded securities. See Note 17 for more information.